Prospectus and Statement of Additional Information

                         Supplement dated Oct. 3, 2005*

Product Name                                                                    Prospectus Form #    SAI Form #       Date
IDS Life Variable Retirement and Combination Retirement Annuities                   S-6154 W          S-6323 C       4/29/05
IDS Life Flexible Annuity                                                           S-6155 X          S-6323 C       4/29/05
IDS Life Employee Benefit Annuity                                                   S-6157 W          S-6323 C       4/29/05

On Feb. 1, 2005, American Express Company (American Express) announced plans to pursue a spin off to American Express shareholders of its American Express Financial Advisors unit. On Aug. 1, 2005 several of the companies offering the products and services of the American Express Financial Advisors unit changed their names in anticipation of their separation from American Express. American Express Financial Corporation changed its name to Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is the parent company of the Ameriprise Financial family of companies, including IDS Life Insurance Company, the issuer and distributor of the annuity contract or certificate described in the prospectus.

As part of a corporate reorganization, Ameriprise Financial also introduced the RiverSource(SM) brand. The RiverSource brand represents Ameriprise Financial's products. Accordingly, on Oct. 1, 2005, the RiverSource brand replaced "American Express" and "AXP" in the name of the American Express(R) Variable Portfolio Funds and certain funds changed their names as indicated in the following table. In addition, the fee tables have been restated to reflect current fees.

Minimum and maximum total operating expenses for the funds

(Including management fee, distribution and/or service (12b-1) fees and other expenses).
                                                                                 Minimum      Maximum
Total expenses before fee waivers and/or expense reimbursements                 0.72%(1)        1.24%

Total annual operating expenses for each fund

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                         Management   Distribution     Other
Fund (Old Name / New Name)                                                  fees      (12b-1) fees   expenses       Total
AXP(R) Variable Portfolio - Cash Management Fund /
RiverSource(SM) Variable Portfolio - Cash Management Fund                   0.51%        0.13%         0.08%       0.72%(1)
AXP(R) Variable Portfolio - Diversified Bond Fund /
RiverSource(SM) Variable Portfolio - Diversified Bond Fund                  0.60%        0.13%         0.10%       0.83%(1)
AXP(R) Variable Portfolio - Diversified Equity Income Fund /
RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund         0.64%        0.13%         0.11%       0.88%(1)
AXP(R) Variable Portfolio - Equity Select Fund /
RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund                    0.57%        0.13%         0.15%       0.85%(1),(2)
AXP(R) Variable Portfolio - Global Bond Fund /
RiverSource(SM) Variable Portfolio - Global Bond Fund                       0.83%        0.13%         0.14%       1.10%(1)
AXP(R) Variable Portfolio - Growth Fund /
RiverSource(SM) Variable Portfolio - Growth Fund                            0.55%        0.13%         0.18%       0.86%(1)
AXP(R) Variable Portfolio - High Yield Bond Fund /
RiverSource(SM) Variable Portfolio - High Yield Bond Fund                   0.62%        0.13%         0.09%       0.84%(1)
AXP(R) Variable Portfolio - Large Cap Equity Fund /
RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                  0.65%        0.13%         0.08%       0.86%(1)
AXP(R) Variable Portfolio - Managed Fund /
RiverSource(SM) Variable Portfolio - Balanced Fund                          0.59%        0.13%         0.08%       0.80%(1)
AXP(R) Variable Portfolio - New Dimensions Fund(R) /
RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)                 0.53%        0.13%         0.07%       0.73%(1)
AXP(R) Variable Portfolio - Strategy Aggressive Fund /
RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund               0.51%        0.13%         0.08%       0.72%(1)
AXP(R) Variable Portfolio - Threadneedle International Fund /
RiverSource(SM) Variable Portfolio - International Opportunity Fund         0.75%        0.13%         0.12%       1.00%(1)

(1) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2004 adjusted to reflect current fees.

(2) RiverSource Investments and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Aug. 31, 2006, unless sooner terminated at the discretion of the fund's Board. Any amount waived will not be reimbursed by the fund. Under this agreement, net expenses, before giving effect to any performance incentive adjustment, will not exceed 1.10% for RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund.

                                     -- 3 --

RiverSource also is used for certain subsidiaries of Ameriprise Financial that provide services in connection with the annuity contract or certificate. On Oct. 1, 2005, RiverSource Investments, LLC, a wholly owned subsidiary of Ameriprise Financial, replaced Ameriprise Financial as the investment adviser of the RiverSource Variable Portfolio Funds. The full transition to the RiverSource name will be substantially completed in the fourth quarter 2005, and will be subsequently communicated to contract and certificate owners, as appropriate.

The separation of the American Express Financial Advisors unit from American Express was completed on Sept. 30, 2005. Ameriprise Financial and its subsidiaries are no longer affiliated with American Express. Ameriprise Financial is now an independent company trading under the ticker symbol AMP with a board of directors and management that are separate from American Express.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.

                                     -- 4 --

               Prospectus and Statement of Additional Information

                         Supplement dated Oct. 3, 2005*

Product Name                                                                    Prospectus Form #    SAI Form #       Date
IDS Life Group Variable Annuity Contract                                            S-6156 R          S-6323 C       4/29/05

On Feb. 1, 2005, American Express Company (American Express) announced plans to pursue a spin off to American Express shareholders of its American Express Financial Advisors unit. On Aug. 1, 2005 several of the companies offering the products and services of the American Express Financial Advisors unit changed their names in anticipation of their separation from American Express. American Express Financial Corporation changed its name to Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is the parent company of the Ameriprise Financial family of companies, including IDS Life Insurance Company, the issuer and distributor of the annuity contract described in the prospectus.

As part of a corporate reorganization, Ameriprise Financial also introduced the RiverSource(SM) brand. The RiverSource brand represents Ameriprise Financial's products. Accordingly, on Oct. 1, 2005, the RiverSource brand replaced "American Express" and "AXP" in the name of the American Express(R) Variable Portfolio Funds and certain funds changed their names as indicated in the following table. In addition, the fee tables have been restated to reflect current fees.

Minimum and maximum total operating expenses for the funds

(Including management fee, distribution and/or service (12b-1) fees and other expenses).

                                                                                Minimum      Maximum
Total expenses before fee waivers and/or expense reimbursements                 0.72%(1)     1.10%(1)

Total annual operating expenses for each fund

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                                Management   Distribution     Other
Fund (Old Name / New Name)                                                         fees      (12b-1) fees   expenses       Total
AXP(R) Variable Portfolio - Cash Management Fund /
RiverSource(SM) Variable Portfolio - Cash Management Fund                          0.51%        0.13%         0.08%       0.72%(1)
AXP(R) Variable Portfolio - Diversified Bond Fund /
RiverSource(SM) Variable Portfolio - Diversified Bond Fund                         0.60%        0.13%         0.10%       0.83%(1)
AXP(R) Variable Portfolio - Global Bond Fund /
RiverSource(SM) Variable Portfolio - Global Bond Fund                              0.83%        0.13%         0.14%       1.10%(1)
AXP(R) Variable Portfolio - High Yield Bond Fund /
RiverSource(SM) Variable Portfolio - High Yield Bond Fund                          0.62%        0.13%         0.09%       0.84%(1)
AXP(R) Variable Portfolio - Large Cap Equity Fund /
RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                         0.65%        0.13%         0.08%       0.86%(1)
AXP(R) Variable Portfolio - Managed Fund /
RiverSource(SM) Variable Portfolio - Balanced Fund                                 0.59%        0.13%         0.08%       0.80%(1)
AXP(R) Variable Portfolio - New Dimensions Fund(R) /
RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)                        0.53%        0.13%         0.07%       0.73%(1)
AXP(R) Variable Portfolio - Strategy Aggressive Fund /
RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund                      0.51%        0.13%         0.08%       0.72%(1)
AXP(R) Variable Portfolio - Threadneedle International Fund /
RiverSource(SM) Variable Portfolio - International Opportunity Fund                0.75%        0.13%         0.12%       1.00%(1)

(1) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2004 adjusted to reflect current fees.

RiverSource also is used for certain subsidiaries of Ameriprise Financial that provide services in connection with the annuity contract. On Oct. 1, 2005, RiverSource Investments, LLC, a wholly owned subsidiary of Ameriprise Financial, replaced Ameriprise Financial as the investment adviser of the RiverSource Variable Portfolio Funds. The full transition to the RiverSource name will be substantially completed in the fourth quarter 2005, and will be subsequently communicated to contract owners, as appropriate.

The separation of the American Express Financial Advisors unit from American Express was completed on Sept. 30, 2005. Ameriprise Financial and its subsidiaries are no longer affiliated with American Express. Ameriprise Financial is now an independent company trading under the ticker symbol AMP with a board of directors and management that are separate from American Express.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.

                                     -- 5 --

               Prospectus and Statement of Additional Information

                         Supplement dated Oct. 3, 2005*

Product Name                                                                    Prospectus Form #    SAI Form #       Date
IDS Life Variable Annuity Fund A                                                    S-6348 C          S-6366 C       4/29/05
IDS Life Variable Annuity Fund B                                                    S-6349 C          S-6366 C       4/29/05

E
On Feb. 1, 2005, American Express Company (American Express) announced plans to pursue a spin off to American Express shareholders of its American Express Financial Advisors unit. On Aug. 1, 2005 several of the companies offering the products and services of the American Express Financial Advisors unit changed their names in anticipation of their separation from American Express. American Express Financial Corporation changed its name to Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is the parent company of the Ameriprise Financial family of companies, including IDS Life Insurance Company, the issuer and distributor of the annuity contract described in the prospectus.

As part of a corporate reorganization, Ameriprise Financial also introduced the RiverSource(SM) brand. The RiverSource brand represents Ameriprise Financial's products. Accordingly, on Oct. 1, 2005, the RiverSource brand replaced "American Express" and "AXP" in the name of the American Express(R) Variable Portfolio Core Equity Fund as indicated in the following chart:

----------------------------------- ---------------------------------------
Old Fund Name                       New Fund Name
----------------------------------- ---------------------------------------
AXP(R) Variable Portfolio - Core    RiverSource(SM) Variable Portfolio -
Equity Fund                         Core Equity Fund
----------------------------------- ---------------------------------------

RiverSource also is used for certain subsidiaries of Ameriprise Financial that provide services in connection with the annuity contract. On Oct. 1, 2005, RiverSource Investments, LLC, a wholly owned subsidiary of Ameriprise Financial, replaced Ameriprise Financial as the investment adviser of the RiverSource Variable Portfolio Funds. The full transition to the RiverSource name will be substantially completed in the fourth quarter 2005, and will be subsequently communicated to contract owners, as appropriate.

The separation of the American Express Financial Advisors unit from American Express was completed on Sept. 30, 2005. Ameriprise Financial and its subsidiaries are no longer affiliated with American Express. Ameriprise Financial is now an independent company trading under the ticker symbol AMP with a board of directors and management that are separate from American Express.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.

                                     -- 6 --

               Prospectus and Statement of Additional Information

                         Supplement dated Oct. 3, 2005*

Product Name                                                                    Prospectus Form #    SAI Form #       Date
IDS Life Flexible Portfolio Annuity                                                 S-6161 M          S-6325 C       4/29/05

On Feb. 1, 2005, American Express Company (American Express) announced plans to pursue a spin off to American Express shareholders of its American Express Financial Advisors unit. On Aug. 1, 2005 several of the companies offering the products and services of the American Express Financial Advisors unit changed their names in anticipation of their separation from American Express. American Express Financial Corporation changed its name to Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is the parent company of the Ameriprise Financial family of companies, including IDS Life Insurance Company, the issuer and distributor of the annuity contract described in the prospectus.

As part of a corporate reorganization, Ameriprise Financial also introduced the RiverSource(SM) brand. The RiverSource brand represents Ameriprise Financial's products. Accordingly, on Oct. 1, 2005, the RiverSource brand replaced "American Express" and "AXP" in the name of the American Express(R) Variable Portfolio Funds and certain funds changed their names as indicated in the following table. In addition, the fee tables have been restated to reflect current fees.

Minimum and maximum total operating expenses for the funds

(Including management fee, distribution and/or service (12b-1) fees and other expenses).

                                                                                Minimum       Maximum
Total expenses before fee waivers and/or expense reimbursements                 0.72%(1)        1.54%

Total annual operating expenses for each fund

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                                Management   Distribution     Other
Fund (Old Name / New Name)                                                         fees      (12b-1) fees   expenses       Total
AXP(R) Variable Portfolio - Cash Management Fund /
RiverSource(SM) Variable Portfolio - Cash Management Fund                          0.51%        0.13%         0.08%       0.72%(1)
AXP(R) Variable Portfolio - Diversified Bond Fund /
RiverSource(SM) Variable Portfolio - Diversified Bond Fund                         0.60%        0.13%         0.10%       0.83%(1)
AXP(R) Variable Portfolio - Global Bond Fund /
RiverSource(SM) Variable Portfolio - Global Bond Fund                              0.83%        0.13%         0.14%       1.10%(1)
AXP(R) Variable Portfolio - High Yield Bond Fund /
RiverSource(SM) Variable Portfolio - High Yield Bond Fund                          0.62%        0.13%         0.09%       0.84%(1)
AXP(R) Variable Portfolio - Large Cap Equity Fund /
RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                         0.65%        0.13%         0.08%       0.86%(1)
AXP(R) Variable Portfolio - Managed Fund /
RiverSource(SM) Variable Portfolio - Balanced Fund                                 0.59%        0.13%         0.08%       0.80%(1)
AXP(R) Variable Portfolio - New Dimensions Fund(R) /
RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)                        0.53%        0.13%         0.07%       0.73%(1)
AXP(R) Variable Portfolio - Strategy Aggressive Fund /
RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund                      0.51%        0.13%         0.08%       0.72%(1)
AXP(R) Variable Portfolio - Threadneedle International Fund /
RiverSource(SM) Variable Portfolio - International Opportunity Fund                0.75%        0.13%         0.12%       1.00%(1)

(1) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2004 adjusted to reflect current fees.

RiverSource also is used for certain subsidiaries of Ameriprise Financial that provide services in connection with the annuity contract. On Oct. 1, 2005, RiverSource Investments, LLC, a wholly owned subsidiary of Ameriprise Financial, replaced Ameriprise Financial as the investment adviser of the RiverSource Variable Portfolio Funds. The full transition to the RiverSource name will be substantially completed in the fourth quarter 2005, and will be subsequently communicated to contract owners, as appropriate.

The separation of the American Express Financial Advisors unit from American Express was completed on Sept. 30, 2005. Ameriprise Financial and its subsidiaries are no longer affiliated with American Express. Ameriprise Financial is now an independent company trading under the ticker symbol AMP with a board of directors and management that are separate from American Express.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.

                                     -- 7 --

               Prospectus and Statement of Additional Information

                         Supplement dated Oct. 3, 2005*

Product Name                                 Prospectus Form #       Date
American Express Guaranteed Term Annuity         S-6401 U           4/29/05

On Feb. 1, 2005, American Express Company (American Express) announced plans to pursue a spin off to American Express shareholders of its American Express Financial Advisors unit. On Aug. 1, 2005 several of the companies offering the products and services of the American Express Financial Advisors unit changed their names in anticipation of their separation from American Express. American Express Financial Corporation changed its name to Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is the parent company of the Ameriprise Financial family of companies, including IDS Life Insurance Company, the issuer and distributor of the annuity contract described in the prospectus.

As part of a corporate reorganization, Ameriprise Financial also introduced the RiverSource(SM) brand. The RiverSource brand represents Ameriprise Financial's products. Accordingly, RiverSource replaced "American Express" in the name of the annuity contract as follows:

----------------------------------------- ----------------------------------
Old Annuity Name                          New Annuity Name
----------------------------------------- ----------------------------------
American Express Guaranteed Term Annuity  RiverSource(SM) Guaranteed Term
                                          Annuity
----------------------------------------- ----------------------------------

The RiverSource brand also is used for certain subsidiaries of Ameriprise Financial that provide services in connection with the annuity contract. The full transition to the RiverSource name will be substantially completed in the fourth quarter 2005, and will be subsequently communicated to contract owners, as appropriate.

The separation of the American Express Financial Advisors unit from American Express was completed on Sept. 30, 2005. Ameriprise Financial and its subsidiaries are no longer affiliated with American Express. Ameriprise Financial is now an independent company trading under the ticker symbol AMP with a board of directors and management that are separate from American Express.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.

                                     -- 8 --

               Prospectus and Statement of Additional Information

                         Supplement dated Oct. 3, 2005*

Product Name                                                                    Prospectus Form #    SAI Form #       Date
American Express Retirement Advisor Variable Annuity(R)                             S-6467 J          S-6325 C       4/29/05
American Express Retirement Advisor Variable Annuity(R) - Band 3                    S-6477 J          S-6325 C       4/29/05

On Feb. 1, 2005, American Express Company (American Express) announced plans to pursue a spin off to American Express shareholders of its American Express Financial Advisors unit. On Aug. 1, 2005 several of the companies offering the products and services of the American Express Financial Advisors unit changed their names in anticipation of their separation from American Express. American Express Financial Corporation changed its name to Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is the parent company of the Ameriprise Financial family of companies, including IDS Life Insurance Company, the issuer and distributor of the annuity contract described in the prospectus.

As part of a corporate reorganization, Ameriprise Financial also introduced the RiverSource(SM) brand. The RiverSource brand represents Ameriprise Financial's products. Accordingly, RiverSource replaced "American Express" in the name of the annuity contract as follows:

---------------------------------------- -------------------------------------
Old Annuity Name                         New Annuity Name
---------------------------------------- -------------------------------------
American Express Retirement Advisor      RiverSource(SM) Retirement Advisor
Variable Annuity(R)                      Variable Annuity
---------------------------------------- -------------------------------------
American Express Retirement Advisor      RiverSource(SM) Retirement Advisor
Variable Annuity(R) - Band 3             Variable Annuity - Band 3
---------------------------------------- -------------------------------------

On Oct. 1, 2005, the RiverSource brand replaced "American Express" and "AXP" in the name of the American Express(R) Variable Portfolio Funds and certain funds changed their names as indicated in the following table. In addition, the fee tables have been restated to reflect current fees.

Minimum and maximum total operating expenses for the funds

(Including management fee, distribution and/or service (12b-1) fees and other expenses).

                                                                                Minimum      Maximum
Total expenses before fee waivers and/or expense reimbursements                 0.55%(1)     2.86%(1)

Total annual operating expenses for each fund

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                             Management   Distribution     Other
Fund (Old Name / New Name)                                                      fees      (12b-1) fees   expenses       Total
AXP(R) Variable Portfolio - Cash Management Fund /
RiverSource(SM) Variable Portfolio - Cash Management Fund                       0.51%        0.13%         0.08%       0.72%(1)
AXP(R) Variable Portfolio - Core Bond Fund /
RiverSource(SM) Variable Portfolio - Core Bond Fund                             0.63%        0.13%         0.39%       1.15%(1),(2)
AXP(R) Variable Portfolio - Diversified Bond Fund /
RiverSource(SM) Variable Portfolio - Diversified Bond Fund                      0.60%        0.13%         0.10%       0.83%(1)
AXP(R) Variable Portfolio - Diversified Equity Income Fund /
RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund             0.64%        0.13%         0.11%       0.88%(1)
AXP(R) Variable Portfolio - Equity Select Fund /
RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund                        0.57%        0.13%         0.15%       0.85%(1),(2)
AXP(R) Variable Portfolio - Global Bond Fund /
RiverSource(SM) Variable Portfolio - Global Bond Fund                           0.83%        0.13%         0.14%       1.10%(1)
AXP(R) Variable Portfolio - Global Inflation Protected Securities Fund(3) /
RiverSource(SM) Variable Portfolio - Global Inflation Protected
Securities Fund                                                                 0.49%        0.13%         0.18%       0.80%(1),(2)
AXP(R) Variable Portfolio - Growth Fund /
RiverSource(SM) Variable Portfolio - Growth Fund                                0.55%        0.13%         0.18%       0.86%(1)
AXP(R) Variable Portfolio - High Yield Bond Fund /
RiverSource(SM) Variable Portfolio - High Yield Bond Fund                       0.62%        0.13%         0.09%       0.84%(1)

                                     -- 9 --

Total annual operating expenses for each fund (continued)

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                           Management   Distribution     Other
Fund (Old Name / New Name)                                                    fees      (12b-1) fees   expenses       Total
AXP(R) Variable Portfolio - Income Opportunities Fund /
RiverSource(SM) Variable Portfolio - Income Opportunities Fund                0.64%        0.13%         0.80%       1.57%(1),(2)
AXP(R) Variable Portfolio - Large Cap Equity Fund /
RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                    0.65%        0.13%         0.08%       0.86%(1)
AXP(R) Variable Portfolio - Large Cap Value Fund /
RiverSource(SM) Variable Portfolio - Large Cap Value Fund                     0.63%        0.13%         2.10%       2.86%(1),(2)
AXP(R) Variable Portfolio - Managed Fund /
RiverSource(SM) Variable Portfolio - Balanced Fund                            0.59%        0.13%         0.08%       0.80%(1)
AXP(R) Variable Portfolio - Mid Cap Value Fund /
RiverSource(SM) Variable Portfolio - Mid Cap Value Fund                       0.73%        0.13%         0.53%       1.39%(1),(2)
AXP(R) Variable Portfolio - New Dimensions Fund(R) /
RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)                   0.53%        0.13%         0.07%       0.73%(1)
AXP(R) Variable Portfolio - Partners Select Value Fund /
RiverSource(SM) Variable Portfolio - Select Value Fund                        0.81%        0.13%         1.03%       1.97%(1),(2)
AXP(R) Variable Portfolio - S&P 500 Index Fund /
RiverSource(SM) Variable Portfolio - S&P 500 Index Fund                       0.29%        0.13%         0.13%       0.55%(1),(2)
AXP(R) Variable Portfolio - Short Duration U.S. Government Fund /
RiverSource(SM) Variable Portfolio - Short Duration U.S. Government Fund      0.61%        0.13%         0.10%       0.84%(1)
AXP(R) Variable Portfolio - Small Cap Advantage Fund /
RiverSource(SM) Variable Portfolio - Small Cap Advantage Fund                 0.85%        0.13%         0.14%       1.12%(1)
AXP(R) Variable Portfolio - Strategy Aggressive Fund /
RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund                 0.51%        0.13%         0.08%       0.72%(1)
AXP(R) Variable Portfolio - Threadneedle Emerging Markets Fund /
RiverSource(SM) Variable Portfolio - Emerging Markets Fund                    1.11%        0.13%         0.41%       1.65%(1),(2)
AXP(R) Variable Portfolio - Threadneedle International Fund /
RiverSource(SM) Variable Portfolio - International Opportunity Fund           0.75%        0.13%         0.12%       1.00%(1)
Lazard Retirement International Equity Portfolio                              0.75%        0.25%         0.29%       1.29%(4)

(1) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2004 adjusted to reflect current fees.

(2) RiverSource Investments and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Aug. 31, 2006, unless sooner terminated at the discretion of the fund's Board. Any amount waived will not be reimbursed by the fund. Under this agreement, net expenses, before giving effect to any performance incentive adjustment, will not exceed: 0.95% for RiverSource(SM) Variable Portfolio - Core Bond Fund, 1.75% for RiverSource(SM) Variable Portfolio - Emerging Markets Fund, 0.75% for RiverSource(SM) Variable Portfolio - Global Inflation Protected Securities Fund, 0.99% for RiverSource(SM) Variable Portfolio - Income Opportunities Fund, 1.05% for RiverSource(SM) Variable Portfolio - Large Cap Value Fund, 1.10% for RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund, 1.08% for RiverSource(SM) Variable Portfolio - Mid Cap Value Fund, 1.15% for RiverSource(SM) Variable Portfolio - Select Value Fund and 0.495% for RiverSource(SM) Variable Portfolio - S&P 500 Index Fund.

(3) AXP(R) Variable Portfolio - Inflation Protected Securities Fund changed to AXP(R) Variable Portfolio - Global Inflation Protected Securities Fund on Sept. 12, 2005.

(4) The fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2004 adjusted to reflect current fees.

RiverSource also is used for certain subsidiaries of Ameriprise Financial that provide services in connection with the annuity contract. On Oct. 1, 2005, RiverSource Investments, LLC, a wholly owned subsidiary of Ameriprise Financial, replaced Ameriprise Financial as the investment adviser of the RiverSource Variable Portfolio Funds. The full transition to the RiverSource name will be substantially completed in the fourth quarter 2005, and will be subsequently communicated to contract owners, as appropriate.

The separation of the American Express Financial Advisors unit from American Express was completed on Sept. 30, 2005. Ameriprise Financial and its subsidiaries are no longer affiliated with American Express. Ameriprise Financial is now an independent company trading under the ticker symbol AMP with a board of directors and management that are separate from American Express.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.

                                    -- 10 --

               Prospectus and Statement of Additional Information

                         Supplement dated Oct. 3, 2005*

Product Name                                                                    Prospectus Form #    SAI Form #       Date
American Express Retirement Advisor Advantage(R)
   Variable Annuity / American Express Retirement
   Advisor Select Variable Annuity(R)                                               S-6406 H          S-6325 C       4/29/05
American Express Retirement Advisor Advantage(R)
   Variable Annuity - Band 3                                                        S-6407 F          S-6325 C       4/29/05

On Feb. 1, 2005, American Express Company (American Express) announced plans to pursue a spin off to American Express shareholders of its American Express Financial Advisors unit. On Aug. 1, 2005 several of the companies offering the products and services of the American Express Financial Advisors unit changed their names in anticipation of their separation from American Express. American Express Financial Corporation changed its name to Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is the parent company of the Ameriprise Financial family of companies, including IDS Life Insurance Company, the issuer and distributor of the annuity contract described in the prospectus.

As part of a corporate reorganization, Ameriprise Financial also introduced the RiverSource(SM) brand. The RiverSource brand represents Ameriprise Financial's products. Accordingly, RiverSource replaced "American Express" in the name of the annuity contract as follows:

----------------------------------------- -------------------------------------
Old Annuity Name                          New Annuity Name
----------------------------------------- -------------------------------------
American Express Retirement Advisor       RiverSource(SM) Retirement Advisor
Advantage(R) Variable Annuity /           Advantage Variable  Annuity /
American Express Retirement Advisor       RiverSource(SM) Retirement Advisor
Select Variable Annuity(R)                Select  Variable Annuity
----------------------------------------- -------------------------------------
American Express Retirement Advisor       RiverSource(SM) Retirement Advisor
Advantage(R)  Variable Annuity - Band 3   Advantage  Variable Annuity - Band 3
----------------------------------------- -------------------------------------

On Oct. 1, 2005, the RiverSource brand replaced "American Express" and "AXP" in the name of the American Express(R) Variable Portfolio Funds and certain funds changed their names as indicated in the following table. In addition, the fee tables have been restated to reflect current fees.

Minimum and maximum total operating expenses for the funds

(Including management fee, distribution and/or service (12b-1) fees and other expenses).

                                                                                Minimum      Maximum
Total expenses before fee waivers and/or expense reimbursements                 0.55%(1)     2.86%(1)

Total annual operating expenses for each fund

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                                Management   Distribution     Other
Fund (Old Name / New Name)                                                         fees      (12b-1) fees   expenses    Total
AXP(R) Variable Portfolio - Cash Management Fund /
RiverSource(SM) Variable Portfolio - Cash Management Fund                          0.51%        0.13%         0.08%    0.72%(1)
AXP(R) Variable Portfolio - Core Bond Fund /
RiverSource(SM) Variable Portfolio - Core Bond Fund                                0.63%        0.13%         0.39%    1.15%(1),(2)
AXP(R) Variable Portfolio - Diversified Bond Fund /
RiverSource(SM) Variable Portfolio - Diversified Bond Fund                         0.60%        0.13%         0.10%    0.83%(1)
AXP(R) Variable Portfolio - Diversified Equity Income Fund /
RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund                0.64%        0.13%         0.11%    0.88%(1)
AXP(R) Variable Portfolio - Equity Select Fund /
RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund                           0.57%        0.13%         0.15%    0.85%(1),(2)
AXP(R) Variable Portfolio - Global Bond Fund /
RiverSource(SM) Variable Portfolio - Global Bond Fund                              0.83%        0.13%         0.14%    1.10%(1)
AXP(R) Variable Portfolio - Global Inflation Protected Securities Fund(3) /
RiverSource(SM) Variable Portfolio - Global Inflation Protected Securities Fund    0.49%        0.13%         0.18%    0.80%(1),(2)

                                    -- 11 --

Total annual operating expenses for each fund (continued)

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                           Management   Distribution     Other
Fund (Old Name / New Name)                                                    fees      (12b-1) fees   expenses       Total
AXP(R) Variable Portfolio - Growth Fund /
RiverSource(SM) Variable Portfolio - Growth Fund                              0.55%        0.13%         0.18%       0.86%(1)
AXP(R) Variable Portfolio - High Yield Bond Fund /
RiverSource(SM) Variable Portfolio - High Yield Bond Fund                     0.62%        0.13%         0.09%       0.84%(1)
AXP(R) Variable Portfolio - Income Opportunities Fund /
RiverSource(SM) Variable Portfolio - Income Opportunities Fund                0.64%        0.13%         0.80%       1.57%(1),(2)
AXP(R) Variable Portfolio - Large Cap Equity Fund /
RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                    0.65%        0.13%         0.08%       0.86%(1)
AXP(R) Variable Portfolio - Large Cap Value Fund /
RiverSource(SM) Variable Portfolio - Large Cap Value Fund                     0.63%        0.13%         2.10%       2.86%(1),(2)
AXP(R) Variable Portfolio - Managed Fund /
RiverSource(SM) Variable Portfolio - Balanced Fund                            0.59%        0.13%         0.08%       0.80%(1)
AXP(R) Variable Portfolio - Mid Cap Value Fund /
RiverSource(SM) Variable Portfolio - Mid Cap Value Fund                       0.73%        0.13%         0.53%       1.39%(1),(2)
AXP(R) Variable Portfolio - New Dimensions Fund(R) /
RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)                   0.53%        0.13%         0.07%       0.73%(1)
AXP(R) Variable Portfolio - Partners Select Value Fund /
RiverSource(SM) Variable Portfolio - Select Value Fund                        0.81%        0.13%         1.03%       1.97%(1),(2)
AXP(R) Variable Portfolio - Partners Small Cap Value Fund /
RiverSource(SM) Variable Portfolio - Small Cap Value Fund                     0.94%        0.13%         0.20%       1.27%(1),(2)
AXP(R) Variable Portfolio - S&P 500 Index Fund /
RiverSource(SM) Variable Portfolio - S&P 500 Index Fund                       0.29%        0.13%         0.13%       0.55%(1),(2)
AXP(R) Variable Portfolio - Short Duration U.S. Government Fund /
RiverSource(SM) Variable Portfolio - Short Duration U.S. Government Fund      0.61%        0.13%         0.10%       0.84%(1)
AXP(R) Variable Portfolio - Small Cap Advantage Fund /
RiverSource(SM) Variable Portfolio - Small Cap Advantage Fund                 0.85%        0.13%         0.14%       1.12%(1)
AXP(R) Variable Portfolio - Strategy Aggressive Fund /
RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund                 0.51%        0.13%         0.08%       0.72%(1)
AXP(R) Variable Portfolio - Threadneedle Emerging Markets Fund /
RiverSource(SM) Variable Portfolio - Emerging Markets Fund                    1.11%        0.13%         0.41%       1.65%(1),(2)
AXP(R) Variable Portfolio - Threadneedle International Fund /
RiverSource(SM) Variable Portfolio - International Opportunity Fund           0.75%        0.13%         0.12%       1.00%(1)
Lazard Retirement International Equity Portfolio                              0.75%        0.25%         0.29%       1.29%(4)

(1) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2004 adjusted to reflect current fees.

(2) RiverSource Investments and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Aug. 31, 2006, unless sooner terminated at the discretion of the fund's Board. Any amount waived will not be reimbursed by the fund. Under this agreement, net expenses, before giving effect to any performance incentive adjustment, will not exceed: 0.95% for RiverSource(SM) Variable Portfolio - Core Bond Fund, 1.75% for RiverSource(SM) Variable Portfolio - Emerging Markets Fund, 0.75% for RiverSource(SM) Variable Portfolio - Global Inflation Protected Securities Fund, 0.99%for RiverSource(SM) Variable Portfolio - Income Opportunities Fund, 1.05% for RiverSource(SM) Variable Portfolio - Large Cap Value Fund, 1.10% for RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund, 1.08% for RiverSource(SM) Variable Portfolio - Mid Cap Value Fund, 1.15% for RiverSource(SM) Variable Portfolio - Select Value Fund, 1.30% for RiverSource(SM) Variable Portfolio - Small Cap Value Fund and 0.495% for RiverSource(SM) Variable Portfolio - S&P 500 Index Fund.

(3) AXP(R) Variable Portfolio - Inflation Protected Securities Fund changed to AXP(R) Variable Portfolio - Global Inflation Protected Securities Fund on Sept. 12, 2005.

(4) The fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2004 adjusted to reflect current fees.

RiverSource also is used for certain subsidiaries of Ameriprise Financial that provide services in connection with the annuity contract. On Oct. 1, 2005, RiverSource Investments, LLC, a wholly owned subsidiary of Ameriprise Financial, replaced Ameriprise Financial as the investment adviser of the RiverSource Variable Portfolio Funds. The full transition to the RiverSource name will be substantially completed in the fourth quarter 2005, and will be subsequently communicated to contract owners, as appropriate.

The separation of the American Express Financial Advisors unit from American Express was completed on Sept. 30, 2005. Ameriprise Financial and its subsidiaries are no longer affiliated with American Express. Ameriprise Financial is now an independent company trading under the ticker symbol AMP with a board of directors and management that are separate from American Express.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.

                                    -- 12 --

               Prospectus and Statement of Additional Information

                         Supplement dated Oct. 3, 2005*

Product Name                                                                    Prospectus Form #    SAI Form #       Date
American Express Retirement Advisor Advantage Plus(R)
   Variable Annuity / American Express Retirement Advisor
   Select Plus(R) Variable Annuity                                                  S-6273 F          S-6325 C       4/29/05

On Feb. 1, 2005, American Express Company (American Express) announced plans to pursue a spin off to American Express shareholders of its American Express Financial Advisors unit. On Aug. 1, 2005 several of the companies offering the products and services of the American Express Financial Advisors unit changed their names in anticipation of their separation from American Express. American Express Financial Corporation changed its name to Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is the parent company of the Ameriprise Financial family of companies, including IDS Life Insurance Company, the issuer and distributor of the annuity contract described in the prospectus.

As part of a corporate reorganization, Ameriprise Financial also introduced the RiverSource(SM) brand. The RiverSource brand represents Ameriprise Financial's products. Accordingly, RiverSource replaced "American Express" in the name of the annuity contract as follows:

---------------------------------------- ---------------------------------------
Old Annuity Name                           New Annuity Name
---------------------------------------- ---------------------------------------
American Express Retirement Advisor        RiverSource(SM) Retirement Advisor
Advantage Plus(R) Variable Annuity /       Advantage Plus Variable Annuity /
American Express Retirement Advisor        RiverSource(SM) Retirement Advisor
Select Plus(R) Variable Annuity            Select Plus Variable Annuity
---------------------------------------- ---------------------------------------

On Oct. 1, 2005, the RiverSource brand replaced "American Express" and "AXP" in the name of the American Express(R) Variable Portfolio Funds and certain funds changed their names as indicated in the following table. In addition, the fee tables have been restated to reflect current fees.

Minimum and maximum total operating expenses for the funds

(Including management fee, distribution and/or service (12b-1) fees and other expenses).

                                                                                Minimum      Maximum
Total expenses before fee waivers and/or expense reimbursements                 0.55%(1)     2.86%(1)

Total annual operating expenses for each fund

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                                Management   Distribution     Other
Fund (Old Name / New Name)                                                         fees      (12b-1) fees   expenses     Total
AXP(R) Variable Portfolio - Cash Management Fund /
RiverSource(SM) Variable Portfolio - Cash Management Fund                          0.51%        0.13%         0.08%     0.72%(1)
AXP(R) Variable Portfolio - Core Bond Fund /
RiverSource(SM) Variable Portfolio - Core Bond Fund                                0.63%        0.13%         0.39%     1.15%(1),(2)
AXP(R) Variable Portfolio - Diversified Bond Fund /
RiverSource(SM) Variable Portfolio - Diversified Bond Fund                         0.60%        0.13%         0.10%     0.83%(1)
AXP(R) Variable Portfolio - Diversified Equity Income Fund /
RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund                0.64%        0.13%         0.11%     0.88%(1)
AXP(R) Variable Portfolio - Equity Select Fund /
RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund                           0.57%        0.13%         0.15%     0.85%(1),(2)
AXP(R) Variable Portfolio - Global Bond Fund /
RiverSource(SM) Variable Portfolio - Global Bond Fund                              0.83%        0.13%         0.14%     1.10%(1)
AXP(R) Variable Portfolio - Global Inflation Protected Securities Fund(3) /
RiverSource(SM) Variable Portfolio - Global Inflation Protected Securities Fund    0.49%        0.13%         0.18%     0.80%(1),(2)
AXP(R) Variable Portfolio - Growth Fund /
RiverSource(SM) Variable Portfolio - Growth Fund                                   0.55%        0.13%         0.18%     0.86%(1)
AXP(R) Variable Portfolio - High Yield Bond Fund /
RiverSource(SM) Variable Portfolio - High Yield Bond Fund                          0.62%        0.13%         0.09%     0.84%(1)

                                    -- 13 --

Total annual operating expenses for each fund (continued)

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                                Management   Distribution     Other
Fund (Old Name / New Name)                                                         fees      (12b-1) fees   expenses     Total
AXP(R) Variable Portfolio - Income Opportunities Fund /
RiverSource(SM) Variable Portfolio - Income Opportunities Fund                     0.64%        0.13%         0.80%     1.57%(1),(2)
AXP(R) Variable Portfolio - Large Cap Equity Fund /
RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                         0.65%        0.13%         0.08%     0.86%(1)
AXP(R) Variable Portfolio - Large Cap Value Fund /
RiverSource(SM) Variable Portfolio - Large Cap Value Fund                          0.63%        0.13%         2.10%     2.86%(1),(2)
AXP(R) Variable Portfolio - Managed Fund /
RiverSource(SM) Variable Portfolio - Balanced Fund                                 0.59%        0.13%         0.08%     0.80%(1)
AXP(R) Variable Portfolio - New Dimensions Fund(R) /
RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)                        0.53%        0.13%         0.07%     0.73%(1)
AXP(R) Variable Portfolio - Partners Select Value Fund /
RiverSource(SM) Variable Portfolio - Select Value Fund                             0.81%        0.13%         1.03%     1.97%(1),(2)
AXP(R) Variable Portfolio - Partners Small Cap Value Fund /
RiverSource(SM) Variable Portfolio - Small Cap Value Fund                          0.94%        0.13%         0.20%     1.27%(1),(2)
AXP(R) Variable Portfolio - S&P 500 Index Fund /
RiverSource(SM) Variable Portfolio - S&P 500 Index Fund                            0.29%        0.13%         0.13%     0.55%(1),(2)
AXP(R) Variable Portfolio - Short Duration U.S. Government Fund /
RiverSource(SM) Variable Portfolio - Short Duration U.S. Government Fund           0.61%        0.13%         0.10%     0.84%(1)
AXP(R) Variable Portfolio - Small Cap Advantage Fund /
RiverSource(SM) Variable Portfolio - Small Cap Advantage Fund                      0.85%        0.13%         0.14%     1.12%(1)
AXP(R) Variable Portfolio - Strategy Aggressive Fund /
RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund                      0.51%        0.13%         0.08%     0.72%(1)
AXP(R) Variable Portfolio - Threadneedle Emerging Markets Fund /
RiverSource(SM) Variable Portfolio - Emerging Markets Fund                         1.11%        0.13%         0.41%     1.65%(1),(2)
AXP(R) Variable Portfolio - Threadneedle International Fund /
RiverSource(SM) Variable Portfolio - International Opportunity Fund                0.75%        0.13%         0.12%     1.00%(1)
Lazard Retirement International Equity Portfolio                                   0.75%        0.25%         0.29%     1.29%(4)

(1) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2004 adjusted to reflect current fees.

(2) RiverSource Investments and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Aug. 31, 2006, unless sooner terminated at the discretion of the fund's Board. Any amount waived will not be reimbursed by the fund. Under this agreement, net expenses, before giving effect to any performance incentive adjustment, will not exceed: 0.95% for RiverSource(SM) Variable Portfolio - Core Bond Fund, 1.75% for RiverSource(SM) Variable Portfolio - Emerging Markets Fund, 0.75% for RiverSource(SM) Variable Portfolio - Global Inflation Protected Securities Fund, 0.99% for RiverSource(SM) Variable Portfolio - Income Opportunities Fund, 1.05% for RiverSource(SM) Variable Portfolio - Large Cap Value Fund, 1.10% for RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund, 1.15% for RiverSource(SM) Variable Portfolio - Select Value Fund, 1.30% for RiverSource(SM) Variable Portfolio - Small Cap Value Fund and 0.495% for RiverSource(SM) Variable Portfolio - S&P 500 Index Fund.

(3) AXP(R) Variable Portfolio - Inflation Protected Securities Fund changed to AXP(R) Variable Portfolio - Global Inflation Protected Securities Fund on Sept. 12, 2005.

(4) The fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2004 adjusted to reflect current fees.

RiverSource also is used for certain subsidiaries of Ameriprise Financial that provide services in connection with the annuity contract. On Oct. 1, 2005, RiverSource Investments, LLC, a wholly owned subsidiary of Ameriprise Financial, replaced Ameriprise Financial as the investment adviser of the RiverSource Variable Portfolio Funds. The full transition to the RiverSource name will be substantially completed in the fourth quarter 2005, and will be subsequently communicated to contract owners, as appropriate.

The separation of the American Express Financial Advisors unit from American Express was completed on Sept. 30, 2005. Ameriprise Financial and its subsidiaries are no longer affiliated with American Express. Ameriprise Financial is now an independent company trading under the ticker symbol AMP with a board of directors and management that are separate from American Express.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.

                                    -- 14 --

               Prospectus and Statement of Additional Information

                         Supplement dated Oct. 3, 2005*

Product Name                                                                   Prospectus Form #     SAI Form #       Date
American Express(R) Variable Universal Life                                         S-6194 AF         S-6333 C       4/29/05
American Express(R) Variable Universal Life III                                     S-6189 J          S-6333 C       4/29/05

On Feb. 1, 2005, American Express Company (American Express) announced plans to pursue a spin off to American Express shareholders of its American Express Financial Advisors unit. On Aug. 1, 2005 several of the companies offering the products and services of the American Express Financial Advisors unit changed their names in anticipation of their separation from American Express. American Express Financial Corporation changed its name to Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is the parent company of the Ameriprise Financial family of companies, including IDS Life Insurance Company, the issuer and distributor of the life insurance policy described in the prospectus.

As part of a corporate reorganization, Ameriprise Financial also introduced the RiverSource(SM) brand. The RiverSource brand represents Ameriprise Financial's products. Accordingly, RiverSource replaced "American Express" in the name of the life insurance policy as follows:

------------------------------------------ ------------------------------------
Old Policy Name                            New Policy Name
------------------------------------------ ------------------------------------
American Express(R) Variable Universal     RiverSource(SM) Variable Universal
Life                                       Life
------------------------------------------ ------------------------------------
American Express(R) Variable Universal     RiverSource(SM) Variable Universal
Life III                                   Life Insurance III
------------------------------------------ ------------------------------------

On Oct. 1, 2005, the RiverSource brand replaced "American Express" and "AXP" in the name of the American Express(R) Variable Portfolio Funds and certain funds changed their names as indicated in the following table. In addition, the fee tables have been restated to reflect current fees.

Minimum and maximum total operating expenses for the funds

(Including management fee, distribution and/or service (12b-1) fees and other expenses).

                                                                                Minimum      Maximum
Total expenses before fee waivers and/or expense reimbursements                 0.55%(1)     1.65%(1)

Total annual operating expenses for each fund

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                                Management   Distribution     Other
Fund (Old Name / New Name)                                                         fees      (12b-1) fees   expenses       Total
AXP(R) Variable Portfolio - Cash Management Fund /
RiverSource(SM) Variable Portfolio - Cash Management Fund                          0.51%        0.13%         0.08%       0.72%(1)
AXP(R) Variable Portfolio - Diversified Bond Fund /
RiverSource(SM) Variable Portfolio - Diversified Bond Fund                         0.60%        0.13%         0.10%       0.83%(1)
AXP(R) Variable Portfolio - Diversified Equity Income Fund /
RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund                0.64%        0.13%         0.11%       0.88%(1)
AXP(R) Variable Portfolio - Global Bond Fund /
RiverSource(SM) Variable Portfolio - Global Bond Fund                              0.83%        0.13%         0.14%       1.10%(1)
AXP(R) Variable Portfolio - Growth Fund /
RiverSource(SM) Variable Portfolio - Growth Fund                                   0.55%        0.13%         0.18%       0.86%(1)
AXP(R) Variable Portfolio - High Yield Bond Fund /
RiverSource(SM) Variable Portfolio - High Yield Bond Fund                          0.62%        0.13%         0.09%       0.84%(1)
AXP(R) Variable Portfolio - Large Cap Equity Fund /
RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                         0.65%        0.13%         0.08%       0.86%(1)
AXP(R) Variable Portfolio - Managed Fund /
RiverSource(SM) Variable Portfolio - Balanced Fund                                 0.59%        0.13%         0.08%       0.80%(1)
AXP(R) Variable Portfolio - New Dimensions Fund(R) /
RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)                        0.53%        0.13%         0.07%       0.73%(1)

                                    -- 15 --

Total annual operating expenses for each fund (continued)

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                                Management   Distribution     Other
Fund (Old Name / New Name)                                                         fees      (12b-1) fees   expenses     Total
AXP(R) Variable Portfolio - S&P 500 Index Fund /
RiverSource(SM) Variable Portfolio - S&P 500 Index Fund                            0.29%        0.13%         0.13%     0.55%(1),(2)
AXP(R) Variable Portfolio - Short Duration U.S. Government Fund /
RiverSource(SM) Variable Portfolio - Short Duration U.S. Government Fund           0.61%        0.13%         0.10%     0.84%(1)
AXP(R) Variable Portfolio - Small Cap Advantage Fund /
RiverSource(SM) Variable Portfolio - Small Cap Advantage Fund                      0.85%        0.13%         0.14%     1.12%(1)
AXP(R) Variable Portfolio - Strategy Aggressive Fund /
RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund                      0.51%        0.13%         0.08%     0.72%(1)
AXP(R) Variable Portfolio - Threadneedle Emerging Markets Fund /
RiverSource(SM) Variable Portfolio - Emerging Markets Fund                         1.11%        0.13%         0.41%     1.65%(1),(2)
AXP(R) Variable Portfolio - Threadneedle International Fund /
RiverSource(SM) Variable Portfolio - International Opportunity Fund                0.75%        0.13%         0.12%     1.00%(1)
Lazard Retirement International Equity Portfolio                                   0.75%        0.25%         0.29%     1.29%(3)

(1) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2004 adjusted to reflect current fees.

(2) RiverSource Investments and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Aug. 31, 2006, unless sooner terminated at the discretion of the fund's Board. Any amount waived will not be reimbursed by the fund. Under this agreement, net expenses, before giving effect to any performance incentive adjustment, will not exceed: 1.75% for RiverSource(SM) Variable Portfolio - Emerging Markets Fund and 0.495% for RiverSource(SM) Variable Portfolio - S&P 500 Index Fund.

(3) The fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2004 adjusted to reflect current fees.

RiverSource also is used for certain subsidiaries of Ameriprise Financial that provide services in connection with the life insurance policy. On Oct. 1, 2005, RiverSource Investments, LLC, a wholly owned subsidiary of Ameriprise Financial, replaced Ameriprise Financial as the investment adviser of the RiverSource Variable Portfolio Funds. The full transition to the RiverSource name will be substantially completed in the fourth quarter 2005, and will be subsequently communicated to policy owners, as appropriate.

The separation of the American Express Financial Advisors unit from American Express was completed on Sept. 30, 2005. Ameriprise Financial and its subsidiaries are no longer affiliated with American Express. Ameriprise Financial is now an independent company trading under the ticker symbol AMP with a board of directors and management that are separate from American Express.

For American Express(R) Variable Universal Life III Only:

CHANGE TO "OPTION A -- INTEREST PAYMENTS"

"Option A -- Interest Payments" under the "Payment Options" section of "Payment of Policy Proceeds" on page 37 of the prospectus is replaced with the following:

Option A -- Interest Payments: We will pay interest on any proceeds placed under this option at a rate of 3% per year compounded annually, at regular intervals and for a period that is agreeable to both you and us. At the end of any payment interval, you may withdraw proceeds in amounts of at least $100. At any time, you may withdraw all of the proceeds that remain or you may place them under a different payment option approved by us.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.

                                    -- 16 --

               Prospectus and Statement of Additional Information

                         Supplement dated Oct. 3, 2005*

Product Name                                                                    Prospectus Form #    SAI Form #       Date
American Express(R) Variable Universal Life IV/
   American Express(R) Variable Universal Life IV - Estate Series                   S-6418 E          S-6333 C       4/29/05

On Feb. 1, 2005, American Express Company (American Express) announced plans to pursue a spin off to American Express shareholders of its American Express Financial Advisors unit. On Aug. 1, 2005 several of the companies offering the products and services of the American Express Financial Advisors unit changed their names in anticipation of their separation from American Express. American Express Financial Corporation changed its name to Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is the parent company of the Ameriprise Financial family of companies, including IDS Life Insurance Company, the issuer and distributor of the life insurance policy described in the prospectus.

As part of a corporate reorganization, Ameriprise Financial also introduced the RiverSource(SM) brand. The RiverSource brand represents Ameriprise Financial's products. Accordingly, RiverSource replaced "American Express" in the name of the life insurance policy as follows:

------------------------------------------- ------------------------------------
Old Policy Name                               New Policy Name
------------------------------------------- ------------------------------------
American Express(R) Variable Universal Life   RiverSource(SM) Variable Universal
IV/ American Express(R) Variable Universal    Life IV/ RiverSource(SM) Variable
Life IV - Estate Series                       Universal Life IV - Estate Series
------------------------------------------- ------------------------------------

On Oct. 1, 2005, the RiverSource brand replaced "American Express" and "AXP" in the name of the American Express(R) Variable Portfolio Funds and certain funds changed their names as indicated in the following table. In addition, the fee tables have been restated to reflect current fees.

Minimum and maximum total operating expenses for the funds

(Including management fee, distribution and/or service (12b-1) fees and other expenses).

                                                                                Minimum      Maximum
Total expenses before fee waivers and/or expense reimbursements                 0.55%(1)     2.86%(1)

Total annual operating expenses for each fund

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                              Management  Distribution     Other
Fund (Old Name / New Name)                                                       fees     (12b-1) fees   expenses    Total
AXP(R) Variable Portfolio - Cash Management Fund /
RiverSource(SM) Variable Portfolio - Cash Management Fund                        0.51%       0.13%         0.08%    0.72%(1)
AXP(R) Variable Portfolio - Core Bond Fund /
RiverSource(SM) Variable Portfolio - Core Bond Fund                              0.63%       0.13%         0.39%    1.15%(1),(2),(3)
AXP(R) Variable Portfolio - Diversified Bond Fund /
RiverSource(SM) Variable Portfolio - Diversified Bond Fund                       0.60%       0.13%         0.10%    0.83%(1)
AXP(R) Variable Portfolio - Diversified Equity Income Fund /
RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund              0.64%       0.13%         0.11%    0.88%(1)
AXP(R) Variable Portfolio - Equity Select Fund /
RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund                         0.57%       0.13%         0.15%    0.85%(1),(3)
AXP(R) Variable Portfolio - Global Bond Fund /
RiverSource(SM) Variable Portfolio - Global Bond Fund                            0.83%       0.13%         0.14%    1.10%(1)
AXP(R) Variable Portfolio - Global Inflation Protected Securities Fund(4) /
RiverSource(SM) Variable Portfolio - Global Inflation Protected Securities Fund  0.49%       0.13%         0.18%    0.80%(1),(2),(3)
AXP(R) Variable Portfolio - Growth Fund /
RiverSource(SM) Variable Portfolio - Growth Fund                                 0.55%       0.13%         0.18%    0.86%(1)
AXP(R) Variable Portfolio - High Yield Bond Fund /
RiverSource(SM) Variable Portfolio - High Yield Bond Fund                        0.62%       0.13%         0.09%    0.84%(1)
AXP(R) Variable Portfolio - Income Opportunities Fund /
RiverSource(SM) Variable Portfolio - Income Opportunities Fund                   0.64%       0.13%         0.80%    1.57%(1),(2),(3)
AXP(R) Variable Portfolio - Large Cap Equity Fund /
RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                       0.65%       0.13%         0.08%    0.86%(1)

                                    -- 17 --

Total annual operating expenses for each fund (continued)

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                          Management   Distribution      Other
Fund (Old Name / New Name)                                                    fees      (12b-1) fees   expenses      Total
AXP(R) Variable Portfolio - Large Cap Value Fund /
RiverSource(SM) Variable Portfolio - Large Cap Value Fund                     0.63%        0.13%         2.10%      2.86%(1),(2),(3)
AXP(R) Variable Portfolio - Managed Fund /
RiverSource(SM) Variable Portfolio - Balanced Fund                            0.59%        0.13%         0.08%      0.80%(1)
AXP(R) Variable Portfolio - Mid Cap Value Fund /
RiverSource(SM) Variable Portfolio - Mid Cap Value Fund                       0.73%        0.13%         0.53%      1.39%(1),(2),(3)
AXP(R) Variable Portfolio - New Dimensions Fund(R) /
RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)                   0.53%        0.13%         0.07%      0.73%(1)
AXP(R) Variable Portfolio - Partners Select Value Fund /
RiverSource(SM) Variable Portfolio - Select Value Fund                        0.81%        0.13%         1.03%      1.97%(1),(2),(3)
AXP(R) Variable Portfolio - Partners Small Cap Value Fund /
RiverSource(SM) Variable Portfolio - Small Cap Value Fund                     0.94%        0.13%         0.20%      1.27%(1),(3)
AXP(R) Variable Portfolio - S&P 500 Index Fund /
RiverSource(SM) Variable Portfolio - S&P 500 Index Fund                       0.29%        0.13%         0.13%      0.55%(1),(2)
AXP(R) Variable Portfolio - Short Duration U.S. Government Fund /
RiverSource(SM) Variable Portfolio - Short Duration U.S. Government Fund      0.61%        0.13%         0.10%      0.84%(1)
AXP(R) Variable Portfolio - Small Cap Advantage Fund /
RiverSource(SM) Variable Portfolio - Small Cap Advantage Fund                 0.85%        0.13%         0.14%      1.12%(1)
AXP(R) Variable Portfolio - Strategy Aggressive Fund /
RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund                 0.51%        0.13%         0.08%      0.72%(1)
AXP(R) Variable Portfolio - Threadneedle Emerging Markets Fund /
RiverSource(SM) Variable Portfolio - Emerging Markets Fund                    1.11%        0.13%         0.41%      1.65%(1),(3)
AXP(R) Variable Portfolio - Threadneedle International Fund /
RiverSource(SM) Variable Portfolio - International Opportunity Fund           0.75%        0.13%         0.12%      1.00%(1)
Lazard Retirement International Equity Portfolio                              0.75%        0.25%         0.29%      1.29%(5)

(1) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2004 adjusted to reflect current fees.

(2) Available under certain RiverSource(SM) Variable Universal Life IV/RiverSource(SM) Variable Universal Life IV - Estate Series policies sold on or after Aug. 30, 2005.

(3) RiverSource Investments and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Aug. 31, 2006, unless sooner terminated at the discretion of the fund's Board. Any amount waived will not be reimbursed by the fund. Under this agreement, net expenses, before giving effect to any performance incentive adjustment, will not exceed: 0.95% for RiverSource(SM) Variable Portfolio - Core Bond Fund, 1.75% for RiverSource(SM) Variable Portfolio - Emerging Markets Fund, 0.75% for RiverSource(SM) Variable Portfolio - Global Inflation Protected Securities Fund, 0.99% for RiverSource(SM) Variable Portfolio - Income Opportunities Fund, 1.05% for RiverSource(SM) Variable Portfolio - Large Cap Value Fund, 1.10% for RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund, 1.08% for RiverSource(SM) Variable Portfolio - Mid Cap Value Fund, 1.15% for RiverSource(SM) Variable Portfolio - Select Value Fund, 1.30% for RiverSource(SM) Variable Portfolio - Small Cap Value Fund and 0.495% for RiverSource(SM) Variable Portfolio - S&P 500 Index Fund.

(4) AXP(R) Variable Portfolio - Inflation Protected Securities Fund changed to AXP(R) Variable Portfolio - Global Inflation Protected Securities Fund on Sept. 12, 2005.

(5) The fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2004 adjusted to reflect current fees.

RiverSource also is used for certain subsidiaries of Ameriprise Financial that provide services in connection with the life insurance policy. On Oct. 1, 2005, RiverSource Investments, LLC, a wholly owned subsidiary of Ameriprise Financial, replaced Ameriprise Financial as the investment adviser of the RiverSource Variable Portfolio Funds. The full transition to the RiverSource name will be substantially completed in the fourth quarter 2005, and will be subsequently communicated to policy owners, as appropriate.

The separation of the American Express Financial Advisors unit from American Express was completed on Sept. 30, 2005. Ameriprise Financial and its subsidiaries are no longer affiliated with American Express. Ameriprise Financial is now an independent company trading under the ticker symbol AMP with a board of directors and management that are separate from American Express.

CHANGE TO "OPTION A -- INTEREST PAYMENTS"

"Option A -- Interest Payments" under the "Payment Options" section of "Payment of Policy Proceeds" on page 43 of the prospectus is replaced with the following:

Option A -- Interest Payments: We will pay interest on any proceeds placed under this option at a rate of 3% per year compounded annually, at regular intervals and for a period that is agreeable to both you and us. At the end of any payment interval, you may withdraw proceeds in amounts of at least $100. At any time, you may withdraw all of the proceeds that remain or you may place them under a different payment option approved by us.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.

                                    -- 18 --

               Prospectus and Statement of Additional Information

                         Supplement dated Oct. 3, 2005*

Product Name                                                                    Prospectus Form #    SAI Form #       Date
American Express(R) Single Premium Variable Life                                    S-6199 E          S-6333 C       4/29/05

On Feb. 1, 2005, American Express Company (American Express) announced plans to pursue a spin off to American Express shareholders of its American Express Financial Advisors unit. On Aug. 1, 2005 several of the companies offering the products and services of the American Express Financial Advisors unit changed their names in anticipation of their separation from American Express. American Express Financial Corporation changed its name to Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is the parent company of the Ameriprise Financial family of companies, including IDS Life Insurance Company, the issuer and distributor of the life insurance policy described in the prospectus.

As part of a corporate reorganization, Ameriprise Financial also introduced the RiverSource(SM) brand. The RiverSource brand represents Ameriprise Financial's products. Accordingly, RiverSource replaced "American Express" in the name of the life insurance policy as follows:

--------------------------------------- ---------------------------------
Old Policy Name                         New Policy Name
--------------------------------------- ---------------------------------
American Express(R) Single Premium      RiverSource(SM) Single Premium
Variable Life                           Variable Life Insurance
--------------------------------------- ---------------------------------

On Oct. 1, 2005, the RiverSource brand replaced "American Express" and "AXP" in the name of the American Express(R) Variable Portfolio Funds and certain funds changed their names as indicated in the following table. In addition, the fee tables have been restated to reflect current fees.

Minimum and maximum total operating expenses for the funds

(Including management fee, distribution and/or service (12b-1) fees and other expenses).

                                                                                  Minimum       Maximum
Total expenses before fee waivers and/or expense reimbursements                    0.55%(1)     2.20%

Total annual operating expenses for each fund

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                            Management   Distribution     Other
Fund (Old Name / New Name)                                                     fees      (12b-1) fees   expenses       Total
AXP(R) Variable Portfolio - Cash Management Fund /
RiverSource(SM) Variable Portfolio - Cash Management Fund                      0.51%        0.13%         0.08%       0.72%(1)
AXP(R) Variable Portfolio - Diversified Bond Fund /
RiverSource(SM) Variable Portfolio - Diversified Bond Fund                     0.60%        0.13%         0.10%       0.83%(1)
AXP(R) Variable Portfolio - Diversified Equity Income Fund /
RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund            0.64%        0.13%         0.11%       0.88%(1)
AXP(R) Variable Portfolio - Equity Select Fund /
RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund                       0.57%        0.13%         0.15%       0.85%(1),(2)
AXP(R) Variable Portfolio - Global Bond Fund /
RiverSource(SM) Variable Portfolio - Global Bond Fund                          0.83%        0.13%         0.14%       1.10%(1)
AXP(R) Variable Portfolio - Growth Fund /
RiverSource(SM) Variable Portfolio - Growth Fund                               0.55%        0.13%         0.18%       0.86%(1)
AXP(R) Variable Portfolio - High Yield Bond Fund /
RiverSource(SM) Variable Portfolio - High Yield Bond Fund                      0.62%        0.13%         0.09%       0.84%(1)
AXP(R) Variable Portfolio - Large Cap Equity Fund /
RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                     0.65%        0.13%         0.08%       0.86%(1)
AXP(R) Variable Portfolio - Managed Fund /
RiverSource(SM) Variable Portfolio - Balanced Fund                             0.59%        0.13%         0.08%       0.80%(1)
AXP(R) Variable Portfolio - New Dimensions Fund(R) /
RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)                    0.53%        0.13%         0.07%       0.73%(1)
AXP(R) Variable Portfolio - Partners Small Cap Value Fund /
RiverSource(SM) Variable Portfolio - Small Cap Value Fund                      0.94%        0.13%         0.20%       1.27%(1),(2)

                                    -- 19 --

Total annual operating expenses for each fund (continued)

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                            Management   Distribution     Other
Fund (Old Name / New Name)                                                     fees      (12b-1) fees   expenses       Total
AXP(R) Variable Portfolio - S&P 500 Index Fund /
RiverSource(SM) Variable Portfolio - S&P 500 Index Fund                        0.29%        0.13%         0.13%       0.55%(1),(2)
AXP(R) Variable Portfolio - Short Duration U.S. Government Fund /
RiverSource(SM) Variable Portfolio - Short Duration U.S. Government Fund       0.61%        0.13%         0.10%       0.84%(1)
AXP(R) Variable Portfolio - Small Cap Advantage Fund /
RiverSource(SM) Variable Portfolio - Small Cap Advantage Fund                  0.85%        0.13%         0.14%       1.12%(1)
AXP(R) Variable Portfolio - Strategy Aggressive Fund /
RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund                  0.51%        0.13%         0.08%       0.72%(1)
AXP(R) Variable Portfolio - Threadneedle Emerging Markets Fund /
RiverSource(SM) Variable Portfolio - Emerging Markets Fund                     1.11%        0.13%         0.41%       1.65%(1),(2)
AXP(R) Variable Portfolio - Threadneedle International Fund /
RiverSource(SM) Variable Portfolio - International Opportunity Fund            0.75%        0.13%         0.12%       1.00%(1)
Lazard Retirement International Equity Portfolio                               0.75%        0.25%         0.29%       1.29%(3)

(1) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2004 adjusted to reflect current fees.

(2) RiverSource Investments and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Aug. 31, 2006, unless sooner terminated at the discretion of the fund's Board. Any amount waived will not be reimbursed by the fund. Under this agreement, net expenses, before giving effect to any performance incentive adjustment, will not exceed: 1.75% for RiverSource(SM) Variable Portfolio - Emerging Markets Fund, 1.10% for RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund, 1.30% for RiverSource(SM) Variable Portfolio - Small Cap Value Fund and 0.495% for RiverSource(SM) Variable Portfolio - S&P 500 Index Fund.

(3) The fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2004 adjusted to reflect current fees.

RiverSource also is used for certain subsidiaries of Ameriprise Financial that provide services in connection with the life insurance policy. On Oct. 1, 2005, RiverSource Investments, LLC, a wholly owned subsidiary of Ameriprise Financial, replaced Ameriprise Financial as the investment adviser of the RiverSource Variable Portfolio Funds. The full transition to the RiverSource name will be substantially completed in the fourth quarter 2005, and will be subsequently communicated to policy owners, as appropriate.

The separation of the American Express Financial Advisors unit from American Express was completed on Sept. 30, 2005. Ameriprise Financial and its subsidiaries are no longer affiliated with American Express. Ameriprise Financial is now an independent company trading under the ticker symbol AMP with a board of directors and management that are separate from American Express.

CHANGE TO "OPTION A -- INTEREST PAYMENTS"

"Option A -- Interest Payments" under the "Payment Options" section of "Payment of Policy Proceeds" on page 36 of the prospectus is replaced with the following:

Option A -- Interest Payments: We will pay interest on any proceeds placed under this option at a rate of 3% per year compounded annually, at regular intervals and for a period that is agreeable to both you and us. At the end of any payment interval, you may withdraw proceeds in amounts of at least $100. At any time, you may withdraw all of the proceeds that remain or you may place them under a different payment option approved by us.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.

                                    -- 20 --

               Prospectus and Statement of Additional Information

                         Supplement dated Oct. 3, 2005*

Product Name                                                              Prospectus Form #          SAI Form #          Date
American Express(R) Succession Select Variable Life Insurance                 S-6202 F                S-6333 C          4/29/05

On Feb. 1, 2005, American Express Company (American Express) announced plans to pursue a spin off to American Express shareholders of its American Express Financial Advisors unit. On Aug. 1, 2005 several of the companies offering the products and services of the American Express Financial Advisors unit changed their names in anticipation of their separation from American Express. American Express Financial Corporation changed its name to Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is the parent company of the Ameriprise Financial family of companies, including IDS Life Insurance Company, the issuer and distributor of the life insurance policy described in the prospectus.

As part of a corporate reorganization, Ameriprise Financial also introduced the RiverSource(SM) brand. The RiverSource brand represents Ameriprise Financial's products. Accordingly, RiverSource replaced "American Express" in the name of the life insurance policy as follows:

-------------------------------------------- -----------------------------------
Old Policy Name                              New Policy Name
-------------------------------------------- -----------------------------------
American Express(R) Succession Select        RiverSource(SM) Succession Select
Variable Life Insurance                      Variable Life Insurance
-------------------------------------------- -----------------------------------

On Oct. 1, 2005, the RiverSource brand replaced "American Express" and "AXP" in the name of the American Express(R) Variable Portfolio Funds and certain funds changed their names as indicated in the following table. In addition, the fee tables have been restated to reflect current fees.

Minimum and maximum total operating expenses for the funds

(Including management fee, distribution and/or service (12b-1) fees and other expenses).

                                                                                Minimum      Maximum
Total expenses before fee waivers and/or expense reimbursements                 0.55%(1)     1.65%(1)

Total annual operating expenses for each fund

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                             Management   Distribution     Other
Fund (Old Name / New Name)                                                      fees      (12b-1) fees   expenses       Total
AXP(R) Variable Portfolio - Cash Management Fund /
RiverSource(SM) Variable Portfolio - Cash Management Fund                       0.51%        0.13%         0.08%       0.72%(1)
AXP(R) Variable Portfolio - Diversified Bond Fund /
RiverSource(SM) Variable Portfolio - Diversified Bond Fund                      0.60%        0.13%         0.10%       0.83%(1)
AXP(R) Variable Portfolio - Diversified Equity Income Fund /
RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund             0.64%        0.13%         0.11%       0.88%(1)
AXP(R) Variable Portfolio - Equity Select Fund /
RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund                        0.57%        0.13%         0.15%       0.85%(1),(2)
AXP(R) Variable Portfolio - Global Bond Fund /
RiverSource(SM) Variable Portfolio - Global Bond Fund                           0.83%        0.13%         0.14%       1.10%(1)
AXP(R) Variable Portfolio - Growth Fund /
RiverSource(SM) Variable Portfolio - Growth Fund                                0.55%        0.13%         0.18%       0.86%(1)
AXP(R) Variable Portfolio - High Yield Bond Fund /
RiverSource(SM) Variable Portfolio - High Yield Bond Fund                       0.62%        0.13%         0.09%       0.84%(1)
AXP(R) Variable Portfolio - Large Cap Equity Fund /
RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                      0.65%        0.13%         0.08%       0.86%(1)
AXP(R) Variable Portfolio - Managed Fund /
RiverSource(SM) Variable Portfolio - Balanced Fund                              0.59%        0.13%         0.08%       0.80%(1)
AXP(R) Variable Portfolio - New Dimensions Fund(R) /
RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)                     0.53%        0.13%         0.07%       0.73%(1)
AXP(R) Variable Portfolio - Partners Small Cap Value Fund /
RiverSource(SM) Variable Portfolio - Small Cap Value Fund                       0.94%        0.13%         0.20%       1.27%(1),(2)

                                    -- 21 --

Total annual operating expenses for each fund (continued)

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                             Management   Distribution     Other
Fund (Old Name / New Name)                                                      fees       (12b-1) fees  expenses       Total
AXP(R) Variable Portfolio - S&P 500 Index Fund /
RiverSource(SM) Variable Portfolio - S&P 500 Index Fund                         0.29%        0.13%         0.13%       0.55%(1),(2)
AXP(R) Variable Portfolio - Short Duration U.S. Government Fund /
RiverSource(SM) Variable Portfolio - Short Duration U.S. Government Fund        0.61%        0.13%         0.10%       0.84%(1)
AXP(R) Variable Portfolio - Small Cap Advantage Fund /
RiverSource(SM) Variable Portfolio - Small Cap Advantage Fund                   0.85%        0.13%         0.14%       1.12%(1)
AXP(R) Variable Portfolio - Strategy Aggressive Fund /
RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund                   0.51%        0.13%         0.08%       0.72%(1)
AXP(R) Variable Portfolio - Threadneedle Emerging Markets Fund /
RiverSource(SM) Variable Portfolio - Emerging Markets Fund                      1.11%        0.13%         0.41%       1.65%(1),(2)
AXP(R) Variable Portfolio - Threadneedle International Fund /
RiverSource(SM) Variable Portfolio - International Opportunity Fund             0.75%        0.13%         0.12%       1.00%(1)
Lazard Retirement International Equity Portfolio                                0.75%        0.25%         0.29%       1.29%(3)

(1) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2004 adjusted to reflect current fees.

(2) RiverSource Investments and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Aug. 31, 2006, unless sooner terminated at the discretion of the fund's Board. Any amount waived will not be reimbursed by the fund. Under this agreement, net expenses, before giving effect to any performance incentive adjustment, will not exceed: 1.75% for RiverSource(SM) Variable Portfolio - Emerging Markets Fund, 1.10% for RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund, 1.30% for RiverSource(SM) Variable Portfolio - Small Cap Value Fund and 0.495% for RiverSource(SM) Variable Portfolio - S&P 500 Index Fund.

(3) The fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2004 adjusted to reflect current fees.

RiverSource also is used for certain subsidiaries of Ameriprise Financial that provide services in connection with the life insurance policy. On Oct. 1, 2005, RiverSource Investments, LLC, a wholly owned subsidiary of Ameriprise Financial, replaced Ameriprise Financial as the investment adviser of the RiverSource Variable Portfolio Funds. The full transition to the RiverSource name will be substantially completed in the fourth quarter 2005, and will be subsequently communicated to policy owners, as appropriate.

The separation of the American Express Financial Advisors unit from American Express was completed on Sept. 30, 2005. Ameriprise Financial and its subsidiaries are no longer affiliated with American Express. Ameriprise Financial is now an independent company trading under the ticker symbol AMP with a board of directors and management that are separate from American Express.

CHANGE TO "OPTION A -- INTEREST PAYMENTS"

"Option A -- Interest Payments" under the "Payment Options" section of "Payment of Policy Proceeds" on page 36 of the prospectus is replaced with the following:

Option A -- Interest Payments: We will pay interest on any proceeds placed under this option at a rate of 3% per year compounded annually, at regular intervals and for a period that is agreeable to both you and us. At the end of any payment interval, you may withdraw proceeds in amounts of at least $100. At any time, you may withdraw all of the proceeds that remain or you may place them under a different payment option approved by us.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.

                                    -- 22 --

S-6400M A (10-05)